Note 2 - Liquidity and Capital Resources (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 01, 2024	Aug. 16, 2023	Jul. 31, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Retained Earnings (Accumulated Deficit)					$ (54,440,789)	$ (52,268,916)
Government Assistance, Transaction Duration				3 years
Proceeds from Issuance of Common Stock			$ 800,000		$ 810,000	$ 0
Forecast [Member] | Prefunded Warrant [Member]
Number of Warrants Per Unit	1
Forecast [Member] | Series A Warrant [Member]
Number of Warrants Per Unit	1
Forecast [Member] | Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285
Number of Shares Per Unit	1
Proceeds From Issuance or Sale of Equity, Gross	$ 50,000,000
Proceeds from Issuance or Sale of Equity	$ 99,400,000
Merger Agreement [Member]
Cash Acquired from Acquisition		$ 12,700,000
RewinD-LB Trial [Member]
Government Assistance, Asset				$ 21,000,000